Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents (Note 3)	$ 20,677	$ 16,838
Investments (Note 4)	6,628	10,409
Trade receivables and other assets (Note 5)	7,743	11,574
Total current assets	35,048	38,821
Restricted cash	144	144
Investments (Note 4)	3,940	4,152
Trade receivables and other assets (Note 5)	11,207	12,522
Investment in associated entity (Note 6)	58,827	58,189
Royalty and other property interests (Note 7)	48,099	53,425
Property and equipment	853	1,188
Deferred financing charges	450	389
Total non-current assets	123,520	130,009
Total Assets	158,568	168,830
Current liabilities [abstract]
Accounts payable and accrued liabilities	2,818	2,340
Advances from joint venture partners (Note 8)	994	1,703
Derivative liabilities (Note 9)	754	0
Loans payable (Note 10)	32,752	3,216
Total current liabilities	37,318	7,259
Non-current liabilities [abstract]
Loan payable (Note 10)	0	37,273
Deferred income tax liability (Note 11)	815	1,097
Total non-current liabilities	815	38,370
Total Liabilities	38,133	45,629
Shareholders' Equity
Capital stock (Note 12)	160,913	193,006
Reserves	18,620	11,753
Deficit	(59,098)	(81,558)
Total Shareholders' Equity	120,435	123,201
Total Liabilities and Shareholders' Equity	$ 158,568	$ 168,830